TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information, as supplemented

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica Stock Index

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Transamerica Stock Index

Effective January 1, 2022, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Stock Index under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Investment Adviser of S&P 500 Index Master Portfolio: BlackRock Fund Advisors

Portfolio Managers of S&P 500 Index Master Portfolio:

Jennifer Hsui, CFA	Portfolio Manager	since 2016
Suzanne Henige	Portfolio Manager	since 2020
Paul Whitehead	Portfolio Manager	since 2022
AmyWhitelaw	Portfolio Manager	since 2019

Effective January 1, 2022, the following replaces the information in the Prospectus for Transamerica Stock Index under the section entitled “Shareholder Information – Portfolio Managers for the Underlying Portfolio”:

Name	Adviser	Positions Over Past Five Years
Jennifer Hsui, CFA	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2016; Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of Barclays Global Investors (BGI) from 2006 to 2009

Suzanne Henige	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2020; Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015

Paul Whitehead	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2022; Previously Global Head of Equity Trading and the Global Head of Transition Management within BlackRock’s Global Trading Group; Service with the firm dates back to 1996, including years with BGI, which merged with BlackRock in 2009

Amy Whitelaw	BlackRock Fund Advisors	Portfolio Manager of the Underlying Portfolio since 2019; Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009

Effective January 1, 2022, the following replaces the corresponding information in the Statement of Additional Information for Transamerica Stock Index under the section in Appendix C entitled “Portfolio Managers – BlackRock Fund Advisors (“BlackRock”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jennifer Hsui, CFA	335	$1.64 trillion	63	$92.13 billion	30	$33.26 billion
Suzanne Henige	79	$134.3 billion	5	$3.71 billion	0	$0
Paul Whitehead*	0	$0	0	$0	0	$0
Amy Whitelaw	366	$1.69 trillion	114	$50.57 billion	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jennifer Hsui, CFA	0	$0	0	$0	0	$0
Suzanne Henige	0	$0	0	$0	0	$0
Paul Whitehead*	0	$0	0	$0	0	$0
Amy Whitelaw	0	$0	0	$0	0	$0

*	As of November 30, 2021

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Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Effective January 3, 2022, the following replaces the corresponding information in the Prospectus and Summary Prospectuses for Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio under each section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Portfolio Managers:

Michael Carapucci	Portfolio Manager	since 2021
Neill Nuttall	Portfolio Manager	since 2020
Alexandra Wilson-Elizondo	Portfolio Manager	since 2022

Effective January 3, 2022, the following replaces the corresponding information in the Prospectus for the section entitled “Shareholder Information – Portfolio Manager(s) - Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael Carapucci	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2021; Vice President of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2019; prior to 2019, employed by S&P Investment Advisory Services since 2005

Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2020; Managing Director and Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2022; Head of multi-asset funds and model portfolio management within the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015

Effective January 3, 2022, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Carapucci*	5	$18.0 billion	0	$0	0	$0
Neill Nuttall	21	$8.5 billion	19	$7.1 billion	80	$112.4 billion
Alexandra Wilson-Elizondo**	22	$23.6 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Carapucci*	0	$0	0	$0	0	$0
Neill Nuttall	0	$0	0	$0	2	$4.04 billion
Alexandra Wilson-Elizondo**	0	$0	0	$0	0	$0

*	As of March 31, 2021
**	As of October 31, 2021

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Investors Should Retain this Supplement for Future Reference

December 30, 2021